Share repurchase program (Details) $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended				48 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2025 shares	Oct. 03, 2024	Oct. 02, 2024	May 06, 2020 shares
Share repurchase program
Number of shares repurchased	6,646,700	6,646,700	12,996,125	12,996,125	0
Treasury shares exercised					19,027,882
Treasury shares repurchase program					614,943
ADS
Share repurchase program
Number of shares authorized to repurchase								1,000,000
Number of shares repurchased	265,868	265,868	519,845	519,845
Payments for repurchase of shares	$ 0.9	¥ 5.8	$ 1.7	¥ 11.7
Weighted average price | $ / shares	$ 3.3		$ 3.3
Class A ordinary shares
Share repurchase program
Ratio of ADSs to Class A ordinary shares						500	25	25